INVENTORY (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Process Material Stockpiles	$ 2,263	$ 2,788
Concentrate Inventory	4,193	1,617
Materials And Supplies	2,287	1,855
Inventories	$ 8,743	$ 6,260